Basis Of Presentation And General Information	6 Months Ended
Jun. 30, 2015
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of thirty three modern high specification vessels consists of four suezmax crude oil tankers, twenty modern medium range tankers all of which are classed as IMO II/III vessels, eight post panamax container carrier vessels, and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 26, 2015.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include all normal recurring adjustments considered necessary for a fair presentation of the Partnership's financial position, results of operations and cash flows for the periods presented. Operating results for the six month period ended June 30, 2015 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.

Immaterial reclassification to correct prior period presentation: The reclassification reflects the value of the conversion of  350,000 class B units into common units during the six month period ended June 30, 2014  which  were not reflected in the unaudited condensed consolidated statement of changes in partners' capital for the six month period ended June 30, 2014.  This error was identified prior to December 31, 2014 and correctly presented in the  Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2014 (the “Consolidated Financial Statements for the year ended December 31, 2014”). Total partners' capital remained unchanged as the reclassification impacted only the Partnership's Limited Partners - Common and the Partnership's Limited Partners - Preferred, and no other financial statement line items were impacted by these reclassifications. This reclassification resulted in an increase of $2,787 to the Partnership's Limited Partners—Common and a decrease of $2,787 to the company's Limited Partners—Preferred.